Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other operating expense	$ (111,836,786)	$ (54,165,109)	$ (43,338,742)
Loss From The Growth And Revaluation Of Biological Assets [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(87,009,450)
Forestry Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(3,179,668)	(1,991,511)	(10,914,880)
Wind Farms Incident Related Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expense		(13,164,395)
Charge Related To The Provision Lawsuits And Claims [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(1,019,226)	(2,179,496)	(1,332,782)
Impairment Of Material And Spare [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(930,610)	(1,763,170)	(2,051,570)
Interests Expenses [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(957,733)	(1,059,286)	(5,134,634)
Charge Related Discount Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Other operating expense		(126,971)
Agreement With Resolutions [Member]
IfrsStatementLineItems [Line Items]
Other operating expense		(32,602,392)
Charge Related To Allowance For Doubtful [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(420,376)	(69,383)	(2,215,076)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Other operating expense	(17,822,265)		(21,526,021)
Other [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	$ (497,458)	$ (1,208,505)	$ (163,779)